Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Fair value of derivative instruments

	Asset Derivatives
	December 31,
	2012		2013
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Prepaid expenses and other	$—	Prepaid expenses and other	$72

Total		$—		$72

	Liability Derivatives
	December 31,
	2012		2013
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Accrued expenses	$1,522	Accrued expenses	$5,592

Total		$1,522		$5,592

Fair value of derivative instruments, amount of (gain) loss recognized in income

		Amount of (Gain) Loss Recognized in Income on Derivatives
		December 31,
	Location of (Gain) Loss Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments		2011	2012	2013
Foreign exchange contracts	Other (income) expense, net	$(1,209)	$13,007	$(2,955)

Total		$(1,209)	$13,007	$(2,955)